Schedule of gross carrying amount (Details) - Air Travel Bureau Limited [Member] - INR (₨) ₨ in Thousands		12 Months Ended
	Jul. 31, 2017	Mar. 31, 2018
IfrsStatementLineItems [Line Items]
Goodwill at beginning of year		₨ 653,666
Acquisition of a subsidiary		307,520
Goodwill at end of year	₨ 400,254	₨ 961,186